Related parties (Details) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Catering expenses paid		₨ 319	₨ 301	₨ 344
Contributions towards social development		230	232	233
Research and development services received		122	105	105
Purchase of Solar power		124	127	108
Professional consultancy services paid		75	30	4
License fee		57
Civil works		52	55	101
Lease rentals paid		39	37	35
Facility management services paid		36	36	24
Sale of goods		21	22	14
Hotel expenses paid		18	8	22
Salaries to relatives of Key Management Personnel		12	8	7
Lease rentals received		₨ 1	1	1
Research and development services provided			₨ 93	58
Others	[1]

[1]	Rounded to the nearest million.